Fair Value of Financial Instruments (Details) - Schedule of financial assets and liabilities measured on recurring basis - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Related party notes payable		$ 32,949
Notes payable	$ 161,282	59,742
The9 Conditional Obligation		$ 1,128
Private Warrants	642
Obligation to issue registered shares of Class A Common Stock	$ 12,635